NOTE 8 - INCOME TAXES: Schedule of Current Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Federal statutory income tax rate	$ 162,163	$ (8,566)
State income taxes, net of federal benefit	0	0	$ 0	$ 0
Permanent items	0	0	0	0
Change in valuation allowance	$ (162,163)	$ 8,566	$ (275,274)	$ (416,225)
Federal statutory income tax rate			275274.00%	416225.00%